SCHEDULE OF EXCHANGE RATE (Details)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Period End RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange, rate	7.1190	7.2567	7.0181	7.2212
Period End Period Average RMB [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange, rate	7.1947	7.2163	7.2015	7.1533